Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
leases [Abstract]
Right-of-use assets	$ 4.5	$ 5.6
Commitments [Table]
Interest expense on lease liabilities	0.2	0.3
Expense relating to short-term leases for which recognition exemption has been used	5.8	2.7
Expense relating to leases of low-value assets for which recognition exemption has been used	0.1	0.1
Expense relating to variable lease payments not included in measurement of lease liabilities	78.2	98.1
Lease liabilities	84.3	101.2
Cash outflow for leases	$ 84.6	$ 103.3